Note 10 - Share Capital - Weighted Average Assumptions (Details)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Risk-free interest rate	3.54%	1.03%
Expected life (years)	2.87	2.74
Expected volatility	61.25%	59.80%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	2.87%	3.82%